Summary of Significant Accounting Policies - Schedule of Deferred Offering Costs (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Deferred Offering Costs [Line Items]
Deferred offering costs	$ 60,000
General and Administrative Expense [Member]
Schedule of Deferred Offering Costs [Line Items]
Deferred offering costs	$ 60,000